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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St. 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA          11/5/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          41
                                        --------------------

Form 13F Information Table Value Total:       $94,591
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                              TOTAL
                                                      VALUE   SHARES/ PRN                  INVSTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000) AMT         SH/ PRN PUT/CALL DISCRETION MANAGERS SOLE      SHARED NONE
Acergy ADR                  sponsored ADR  00443E104 $  3,946     392,230 SH               SOLE       N/A        392,230
Acme United Corp            COM            004816104 $  1,943     159,225 SH               SOLE       N/A        159,225
ADDvantage Technologies
  Group Inc                 COM            006743306 $    879     326,902 SH               SOLE       N/A        326,902
Atwood Oceanics Inc         COM            050095108 $  1,332      36,600 SH               SOLE       N/A         36,600
Boots & Coots International
  Well Control, Inc         COM            099469504 $  6,333   3,281,300 SH               SOLE       N/A      3,281,300
Baldwin Technology Co Inc   CL A           058264102 $  1,075     421,522 SH               SOLE       N/A        421,522
Bolt Technology Corp        COM            097698104 $  1,422      98,256 SH               SOLE       N/A         98,256
Charming Shoppes Inc        COM            161133103 $  2,868     586,516 SH               SOLE       N/A        586,516
Concord Camera Corp         COM            206156200 $    694     287,900 SH               SOLE       N/A        287,900
CryptoLogic Ltd             SHS            G3159C109 $    275      50,000 SH               SOLE       N/A         50,000
Cycle Country Accessories
  Corp                      COM            232984104 $    345     328,280 SH               SOLE       N/A        328,280
DSW Inc                     CL A           23334L102 $  4,384     320,000 SH               SOLE       N/A        320,000
Dawson Geophysical Co       COM            239359102 $  2,620      56,113 SH               SOLE       N/A         56,113
Dress Barn Inc              COM            261570105 $  4,682     306,200 SH               SOLE       N/A        306,200
HearUSA Inc                 COM            422360305 $    962     843,714 SH               SOLE       N/A        843,714
Edac Technologies Corp      COM            279285100 $  1,349     408,698 SH               SOLE       N/A        408,698
Foot Locker Inc             COM            344849104 $  3,717     230,000 SH               SOLE       N/A        230,000
Global-Tech Appliances Inc  ORD            G39320109 $    578     213,235 SH               SOLE       N/A        213,235
GenVec Inc                  COM            37246C109 $  1,043     862,376 SH               SOLE       N/A        862,376
Hawk Corp                   CL A           420089104 $  1,976      98,150 SH               SOLE       N/A         98,150
Hayes Lemmerz International
  Inc                       COM            420781304 $    866     317,240 SH               SOLE       N/A        317,240
John B San Filippo & Son    COM            800422107 $  1,591     186,792 SH               SOLE       N/A        186,792
Learning Tree International
  Inc                       COM            522015106 $  5,886     399,072 SH               SOLE       N/A        399,072
MedQuist Inc                COM            584949101 $  1,289     265,758 SH               SOLE       N/A        265,758
Mitcham Industries Inc      COM            606501104 $  4,570     452,945 SH               SOLE       N/A        452,945
Nashua Corp                 COM            631226107 $  1,228     152,971 SH               SOLE       N/A        152,971
Point 360                   COM            730507100 $    583     399,225 SH               SOLE       N/A        399,225
NewMarket Corp              COM            651587107 $  5,829     110,900 SH               SOLE       N/A        110,900
Ocwen Financial Corp        COM            675746309 $ 14,356   1,783,325 SH               SOLE       N/A      1,783,325
Orange 21 Inc               COM            685317109 $  1,215     349,030 SH               SOLE       N/A        349,030
Origen Financial REIT       COM            68619E208 $  1,515   1,273,000 SH               SOLE       N/A      1,273,000
PDI Inc.                    COM            69329V100 $  2,785     350,789 SH               SOLE       N/A        350,789
Phoenix Footwear Group Inc  COM            71903M100 $    387     407,700 SH               SOLE       N/A        407,700
Price Smart Inc.            COM            741511109 $  2,200     131,423 SH               SOLE       N/A        131,423
Quanta Capital Holdings Ltd SHS            G7313F106 $  2,117     767,001 SH               SOLE       N/A        767,001
Craft Brewers Alliance Inc  COM            224122101 $    955     263,099 SH               SOLE       N/A        263,099
Steak n Shake Company       COM            857873103 $  2,062     237,500 SH               SOLE       N/A        237,500
TechTeam Global Inc         COM            878311109 $  2,357     317,622 SH               SOLE       N/A        317,622
Technology Solutions Co     COM            87872T207 $    288      81,067 SH               SOLE       N/A         81,067
Tronox Inc                  CL A           897051108 $     63     417,700 SH               SOLE       N/A        417,700
Tronox Inc                  COM CL B       897051207 $     28     214,156 SH               SOLE       N/A        214,156

                                           Total     $ 94,591